NOTE 9. CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Note 10 – Commitments and contingencies

Note 12 - Commitments and Contingencies

Legal Proceedings

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies, and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals.

Operating Leases

On November 25, 2020, the Company entered into an office lease agreement with AM Property Holding II Corp, the agent for 1025 II, LLC. The Company moved into Suite 311 on the third floor of the building located at 1025 Old Country Road, Westbury, New York. On September 15, 2021, the Company ended the aforementioned lease agreement and entered into a new lease agreement with the existing landlord and into Suite 421 on the fourth floor of the same building. The lease accrues interest based on a weighted-average interest rate of 5.52% and a weighted-average lease term of 72 months.

On January 2, 2024, the Company acquired two leases as part of the Simplified Companies acquisition. Each lease was recognized and measured at fair value based on the remaining lease term at the date of acquisition by applying ASC 842, Leases. The office spaces for these leases are located in Lauderhill, Florida and Bonao, Dominican Republic. In 2024, the Company added a second call center location in Le Vega, Dominican Republic.

The Company recorded operating lease expenses of $125,532 and $140,381 for the nine months ended September 30, 2025 and 2024, respectively. The Company recorded operating lease expenses of $39,615 and $48,549 for the three months ended September 30, 2025 and 2024, respectively.

As of September 30, 2025, the following table reconciles the undiscounted cash flows for the following years and total of the remaining years to the operating lease obligation recorded in the condensed consolidated balance sheets, the future minimum annual lease payments under the operating leases were as follows:

Remainder of 2025	$39,167
2026	143,288
2027	86,554
Total future lease payments	$269,009
Less: Interest	(14,251)
Present value of lease liabilities	$254,758

The weighted-average remaining lease term and discount rate related to the Company’s operating lease liabilities as of September 30, 2025 are 1.90 years and 5.52%, respectively.

Note 10 – Commitments and contingencies

Operating leases

On November 25, 2020, the Company entered into an office lease agreement with AM Property Holding II Corp, agent for 1025 II, LLC. The Company moved into suite 311 on the third floor of the building located at 1025 Old Country Road, Westbury, New York. On September 15, 2021, the Company ended the aforementioned lease agreement and entered into a new lease agreement with the existing landlord and moved into Suite 421 on the fourth floor of the same building. The lease accrues interest based on a weighted average interest rate of 5.52% and a weighted average lease term 72 months.

On January 2, 2024, the company acquired two leases as part of Simplified Companies acquisition as described below. Each lease was recognized and measured at fair value based on the remaining lease term at the date of acquisition by applying ASC 842 - Leases. The fair value of the ROU assets and Lease liabilities acquired was $171,492 as of the acquisition date. The office spaces for these leases are located in Lauderhill, Florida and Bonao, Dominic Republic.

During the year ended December 31, 2024, the Company also added a second call center location in Le Vega, Dominican Republic.

The following table presents the Company’s ROU assets and lease liabilities as of December 31, 2024, and December 31, 2023:

	For the Years Ended
Lease Classification	December 31, 2024	December 31, 2023
ROU Assets:
Operating	$352,262	$314,970
Total ROU assets	$352,262	$314,970
Liabilities
Current:
Operating	$146,280	$88,009
Noncurrent:
Operating	203,369	229,848
Total lease liabilities	$349,649	$317,857

Maturity of Lease Liabilities	Operating
2025	$146,280
2026	144,027
2027	86,554
Total lease payments	376,861
Less: Interest	27,212
Present value of lease liabilities	$349,649

	For the Years Ended
Schedule of weighted average remaining lease term and discount rate	December 31, 2024	December 31, 2023
Operating leases:
Weighted average remaining lease term (years)	2.58	4
Weighted average discount rate	5.52%	5.52%

Block 40 L L C 2024 [Member]
Note 10 – Commitments and contingencies

NOTE 9. CONTINGENCIES

Litigation

Management does not believe there is any litigation threatened against the Company other than routine matters arising in the ordinary normal course of business, some of which are expected to be covered by liability insurance, and none of which are expected to have a material adverse effect on the financial position of the Company.

Risks and Uncertainties

The Company is subject to certain economic risks, real estate market deterioration, rising long-term interest rates and the potential for lack of liquidity in financial markets which could materially impact the Company. There is no assurance that changes in such economic conditions will not occur and result in decreased property values and cash flows.